EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.39

TPR Firm:		Report Date:	5/7/2025
Client Name:	Ellington Management Group	Report:	Exception Report
Deal Name:	EFMT 2025-NQM2	Loans in report:	1

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	1975366	XXX	D	B	C	B	D	A	A	A	Closed	FCRE1193	2025-01-17 12:58	2025-02-21 15:57	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Acknowledged-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-02/21/2025
Ready for Review-Document Uploaded. exception - Seller-02/21/2025
Open-Recalculated total obligations $XXX  / recalculated earnings of $XXX = XXX% DTI. Recalculated total obligations: $XXX (subject PI) + XXX (tax) + $XXX (hazard) + XXX (HOA); Departing residence loss $XXX; Consumer $XXX. Total obligations $XXX. - Due Diligence Vendor-01/17/2025
																							Open-Audited DTI of XXX% exceeds Guideline DTI of 45% - Due Diligence Vendor-01/17/2025	Ready for Review-Document Uploaded. exception - Seller-02/21/2025	Acknowledged-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-02/21/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720	1) FICO of XXX is greater than 720 minimum	Exception Approval - Cutler.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	Originator Post-Close	Yes
XXX	1975366	XXX	D	B	C	B	D	A	A	A	Closed	FCOM1266	2025-01-15 14:04	2025-02-03 08:37	Resolved	1 - Information	D	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Received Homeownership Counseling Notice dated XXX. - Due Diligence Vendor-02/03/2025
Ready for Review-Document Uploaded. Homeownership Counseling Disclosure - Seller-02/01/2025
																							Open-Homeownership Counseling Disclosure Is Missing - Due Diligence Vendor-01/15/2025	Ready for Review-Document Uploaded. Homeownership Counseling Disclosure - Seller-02/01/2025	Resolved-Received Homeownership Counseling Notice dated XXX. - Due Diligence Vendor-02/03/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720		HOME COUNSELLING LIST.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	1975366	XXX	D	B	C	B	D	A	A	A	Closed	FCRE1148	2025-01-15 16:44	2025-01-29 10:18	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received title policy reflecting correct title coverage and mortgagee. - Due Diligence Vendor-01/29/2025
Ready for Review-Document Uploaded. Title Policy for $XXX coverage  - Seller-01/28/2025
																							Open-Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien(s) of $XXX Missing title supplement to show lender's title insurance coverage. - Due Diligence Vendor-01/16/2025	Ready for Review-Document Uploaded. Title Policy for $XXX coverage - Seller-01/28/2025	Resolved-Received title policy reflecting correct title coverage and mortgagee. - Due Diligence Vendor-01/29/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720		Title Policy.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	1975366	XXX	D	B	C	B	D	A	A	A	Closed	FCRE1198	2025-01-16 18:30	2025-01-17 13:00	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Guideline clarification/matrix received. Reserves meet 6 month requirement. - Due Diligence Vendor-01/17/2025
Resolved-Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-01/17/2025
Open-Audited Reserves of XXX month(s) are less than Guideline Required Reserves of 851500000 month(s) - Due Diligence Vendor-01/16/2025	Resolved-Guideline clarification/matrix received. Reserves meet 6 month requirement. - Due Diligence Vendor-01/17/2025
 Resolved-Audited Reserves of XXX month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-01/17/2025
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	1975366	XXX	D	B	C	B	D	A	A	A	Closed	FCRE1194	2025-01-16 18:30	2025-01-17 12:59	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Guideline clarification/matrix received. LTV within guideline maximum. - Due Diligence Vendor-01/17/2025
Resolved-Audited LTV of XXX% is less than or equal to Guideline LTV of 90% - Due Diligence Vendor-01/17/2025
Open-Audited LTV of XXX% exceeds Guideline LTV of 85% Calculated LTV of XXX% based on purchase rice of $XXX versus Note of $XXX and exceeds Expanded Prime guideline maximum of 85.00% - Due Diligence Vendor-01/17/2025	Resolved-Guideline clarification/matrix received. LTV within guideline maximum. - Due Diligence Vendor-01/17/2025
 Resolved-Audited LTV of XXX% is less than or equal to Guideline LTV of 90% - Due Diligence Vendor-01/17/2025
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A